Lease liability (Tables)	12 Months Ended
Dec. 31, 2023
Lease liability
Schedule of lease liability

Carrying
Value
Balance, December 31, 2021	$117,579
Repayments	(53,934)
Accretion	9,226
Balance, December 31, 2022	$72,871
Additions (i)	140,919
Repayments	(55,376)
Accretion	15,926
Balance, December 31, 2023	$174,340
Current portion	15,808
Long-term portion	$158,532

(i)When measuring the lease liability for the property lease that was classified as an operating lease, the Corporation discounted the lease payments using its incremental borrowing rate. The original property lease expires on May 31, 2024, and the lease payments were discounted with a 9% interest rate. During the year ended December 31, 2023, the property lease was extended to October 30, 2028. The lease liability was revalued as of the extension date with lease payments discounted with a 15% interest rate.